Accounting Policies (Detail) - GBP (£) £ in Millions		Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of changes in accounting estimates [line items]
Equity		£ 4,065.1	£ 4,160.4	£ 4,270.4	£ 4,069.0
Retained earnings
Disclosure of changes in accounting estimates [line items]
Equity		3,854.5	3,759.7	3,909.2	4,367.3
Other reserves
Disclosure of changes in accounting estimates [line items]
Equity	[1]	£ 104.9	£ 285.2	£ 274.0	£ (335.9)

[1]	Accumulated losses on existing equity investments held at fair value through other comprehensive income are £347.2 million at 30 June 2023 (31 December 2022: £343.4 million).